Segment, Geographic and Other Revenue Information - Long-Lived Assets By Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 11,762	[1],[2]	$ 12,397	[1],[2]	$ 13,213
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	5,575		5,885		6,485
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	4,606	[3]	4,845	[3]	4,895	[3]
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	617	[4]	696	[4]	816	[4]
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 963	[5]	$ 971	[5]	$ 1,017	[5]

[1]	Amounts may not add due to rounding.
[2]	The decrease in total property, plant and equipment is primarily due to depreciation and, to a much lesser extent, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.
[3]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries.
[4]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.
[5]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe.